Segmented Information - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets
Revenues	$ 10,724	$ 5,565
Property, plant and equipment	11,323	10,888
Operating right-of-use assets	311	372
Canada
Revenues from External Customers and Long-Lived Assets
Revenues	6,420	1,512
Property, plant and equipment	3,109	3,149
Operating right-of-use assets	239	293
United States
Revenues from External Customers and Long-Lived Assets
Revenues	4,304	4,053
Property, plant and equipment	8,214	7,739
Operating right-of-use assets	$ 72	$ 79